Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Years $ / shares shares	Dec. 31, 2017 USD ($)
Number of stock option plans	2
Options expire from date of grant	10 years
Exercisable installments	Immediate or 20% or 25%
Shares available for future issuance | shares	490,310
Dividend yield	0.00%
Expected minimum volatility	29.00%
Expected maximum volatility	43.00%
Risk-free interest rate minimum	0.60%
Risk-free interest rate maximum	2.90%
Expected life minimum | Years	3.0
Expecited life maximum | Years	7.0
Aggregate intrinsic value of exercisable in-the-money options	$ 1,727
Aggregate intrinsic value of outstanding in-the-money options	$ 1,849
Market close price | $ / shares	$ 46.01
Gains realized by option holders	$ 1,977
Total unrecognized compensation cost of options granted but not yet vested	$ 403
Weighted average period for compensation to be recognized | Years	4.3
Modification stock compensation expense		$ 41
Stock compensation expense for the vesting of option grants due to asset disposition	$ 402
Patriot Transportation
Gains realized by option holders	$ 756
Modification stock compensation expense		$ 150